Insurance Net Investment Result - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Dec. 18, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment loss recognised in profit or loss		€ (237)	€ (119)	€ (138)
Top of range [member] | Income or loss from Insurance and Investment contracts [member] | Financial assets excluding receivables [member]
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment loss recognised in profit or loss	€ 190
Bottom of range [member] | Income or loss from Insurance and Investment contracts [member] | Financial assets excluding receivables [member]
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment loss recognised in profit or loss	€ 104